Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	1,251,602
Fair value of stock options granted	$ 16.92	$ 19.94	$ 17.40
Long Term Incentive Stock Option Plan [member] | Executives [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	7,200,000	7,800,000
Fair value of stock options granted	$ 102,000,000	$ 149,000,000
Long Term Incentive Stock Option Plan [member] | Executives [member] | American Depositary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted		1,400,000
Long Term Incentive Stock Option Plan [member] | Executives [member] | Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted		6,400,000